Contingent liabilities and commitments - Details of contingent liabilities and commitments (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩) Cases	Dec. 31, 2020 KRW (₩) Cases
Disclosure of contingent liabilities [line items]
Total of guarantees		₩ 12,987,809	₩ 11,809,456
Loan commitments		114,414,462	112,088,680
Other commitments	[1]	5,652,557	7,827,774
Provisions for litigations		24,823	24,873
Unsecured bank loans received		2,225,226	2,894,688
financial guarantees		3,960,383	4,163,382
litigation value		₩ 578,505	₩ 413,744
Number of litigation cases | Cases		475	460
Guarantee for loans
Disclosure of contingent liabilities [line items]
Total of guarantees		₩ 38,897	₩ 103,229
Acceptances
Disclosure of contingent liabilities [line items]
Total of guarantees		622,758	602,014
Guarantees in acceptances of imported goods
Disclosure of contingent liabilities [line items]
Total of guarantees		111,195	78,395
Other confirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		7,215,557	6,491,608
Confirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		7,988,407	7,275,246
Local letters of credit
Disclosure of contingent liabilities [line items]
Total of guarantees		243,072	187,146
Letters of credit
Disclosure of contingent liabilities [line items]
Total of guarantees		3,186,513	3,025,923
Other unconfirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		778,088	403,652
Unconfirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		4,207,673	3,616,721
Commercial paper purchase commitments and others
Disclosure of contingent liabilities [line items]
Total of guarantees		₩ 791,729	₩ 917,489
Restructuring contingent liabilities on Woori Asset Trust Co., Ltd.
Disclosure of contingent liabilities [line items]
Description of nature of obligation, contingent liabilities		The Group decided to enter into a stock sales agreement with a major shareholder of Woori Asset Trust Co., Ltd. (formerly, Kukje Asset Trust Co., Ltd.) to acquire 44.5% of interest (58.6% of voting rights) in July, 2019, and to acquire additional 21.3% of interest (28.0% of voting rights) after a certain period. As a result, the Group acquired the interest of the first sales agreement in December 2019 and is planning to acquire the interest of the second sales agreement after a certain period.
Explanation of estimated financial effect of contingent liabilities		In regard to this acquisition, the Group recognized 121,420 million Won as other financial liabilities for the second sales agreement.
Estimated financial effect of contingent liabilities		₩ 121,420
Other contingent liabilities on Woori Asset Trust Co., Ltd. and asset securitization
Disclosure of contingent liabilities [line items]
Description of nature of obligation, contingent liabilities		As of December 31, 2021, Woori Asset Trust Co., Ltd., a subsidiary, has agreed to carry out construction completion obligations for 96 constructions, which includes the construction of residential and commercial complexes in Busan (U-dong, Haeundae-gu). Land Trust responsible for Construction and Management is a trust that bears the obligation to fulfill the responsibility of the constructor and to compensate the loan financial institution for damages if the Group fails to fulfill the construction completion obligation. As of December 31, 2021, the total PF loan amount of PF loan institutions invested in the project of the Land Trust responsible for Construction and Management is 3,269,955 million Won. Although additional losses may occur in relation to the construction completion obligations, the financial statements as of December 31, 2021 do not reflect these effects since losses are unlikely and the amount cannot be estimated reliably. Pursuant to some contracts related to asset securitization, the Group utilizes various prerequisites as triggering events causing early redemption, limiting risks that investors bear due to change in asset quality. Breach of such triggering clause leads to an early redemption of the securitized bonds.

[1]	As of December 31, 2020 and 2021, the amount of unsecured bills (purchase note sales) and discounts on electronic short-term bond sales (purchase) are 2,894,688 million Won and 2,225,226 million Won, respectively.